Schedule of Intangible Assets Estimated Useful Lives (Details)	Sep. 30, 2025	Mar. 31, 2025
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, estimated useful lives	20 years	20 years
Intellectual Property [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, estimated useful lives	10 years	10 years